Income Taxes (Tax Pools) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	$ 10,667.7	$ 12,219.0
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	1,600.0	1,300.0
Tax pools of acquired entity disallowed			$ 149.3
Investment tax credit of acquired entity disallowed			$ 12.6
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	7,691.8	8,389.0
Capital loss carryforwards	1,950.0	1,900.0
Operating loss carryforward	2,260.0	1,730.0
Operating loss carryforwards that will expire in the years 2024 through 2037	1,630.0
Operating loss carryforwards that will not expire	630.6
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax pools	2,975.9	3,830.0
Unrealized losses	341.4	89.7
Other temporary differences	$ 69.0	$ 56.2